Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 8.1%
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	$1,442,156	$1,470,199
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	5,908,000	6,040,822
Applebee's Funding LLC / IHOP Funding LLC, 4.7230%, 6/7/49 (144A)	3,279,000	3,379,473
Arroyo Mortgage Trust 2018-1, 3.7630%, 4/25/48 (144A)‡	5,705,571	5,804,699
BAMLL Commercial Mortgage Securities Trust 2018-DSNY,
ICE LIBOR USD 1 Month + 0.8500%, 2.8775%, 9/15/34 (144A)‡	4,847,000	4,836,937
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 2.7495%, 3/15/37 (144A)‡	12,924,000	12,892,681
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	10,397,000	11,684,403
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 2.7775%, 11/15/33 (144A)‡	10,132,451	10,132,536
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,955,000	5,308,842
Cenovus Energy Inc, 5.7000%, 10/15/19	178,846	179,041
Chase Home Lending Mortgage Trust 2019-ATR2,
ICE LIBOR USD 1 Month + 0.9000%, 2.9184%, 7/25/49 (144A)‡	1,718,100	1,710,818
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 4.1684%, 9/25/31 (144A)‡	7,069,499	7,102,359
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 4.1184%, 6/25/39 (144A)‡	2,508,000	2,515,746
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 4.0184%, 7/25/39 (144A)‡	1,277,124	1,280,134
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	6,241,000	6,438,904
DB Master Finance LLC, 3.7870%, 5/20/49 (144A)	4,489,748	4,617,772
DB Master Finance LLC, 4.0210%, 5/20/49 (144A)	1,814,453	1,887,144
DB Master Finance LLC, 4.3520%, 5/20/49 (144A)	3,590,003	3,790,780
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	1,306,340	1,304,083
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	7,444,763	7,759,329
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	1,342,013	1,414,878
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	6,197,000	6,408,631
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	4,659,000	4,829,622
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	4,235,000	4,303,203
Drive Auto Receivables Trust 2019-1, 4.0900%, 6/15/26	2,087,000	2,154,183
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 3.0000%, 5.0184%, 7/25/24‡	7,272,531	7,632,616
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 1.1500%, 3.1684%, 9/25/29‡	632,594	633,553
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.9500%, 2.9684%, 10/25/29‡	544,201	544,999
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.6000%, 2.6184%, 7/25/30‡	2,092,350	2,091,514
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.7200%, 2.7384%, 1/25/31‡	380,358	380,388
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 4.0184%, 3/25/31‡	9,885,741	9,921,285
Fannie Mae Connecticut Avenue Securities 2017-C06,
ICE LIBOR USD 1 Month + 0.7500%, 2.7684%, 2/25/30‡	265,320	265,331
Fannie Mae Connecticut Avenue Securities 2018-C04,
ICE LIBOR USD 1 Month + 0.7500%, 2.7684%, 2/25/30‡	454,370	454,373
Fannie Mae Pool, 3.0000%, 10/1/49	8,184,681	8,311,109
Fannie Mae REMICS, 3.0000%, 5/25/48	11,302,736	11,490,399
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.3500%, 3.3684%, 3/25/29‡	382,884	384,524
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.2000%, 3.2184%, 7/25/29‡	1,635,552	1,639,219
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 0.7500%, 2.7684%, 3/25/30‡	350,125	350,068
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.8000%, 3.8184%, 7/25/30‡	6,113,837	6,115,099
Ginnie Mae II Pool, 3.5000%, 5/20/49	512,997	524,283
Jack in the Box Funding, LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	7,122,861	7,441,352
Jack in the Box Funding, LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	7,040,600	7,183,234
Jack in the Box Funding, LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	7,182,000	7,334,891
JP Morgan Mortgage Trust,
ICE LIBOR USD 1 Month + 0.9000%, 2.9184%, 11/25/49 (144A)‡	1,340,249	1,340,238
JP Morgan Mortgage Trust,
ICE LIBOR USD 1 Month + 0.9000%, 2.9184%, 12/25/49 (144A)‡	3,207,940	3,200,925
JP Morgan Mortgage Trust 2019-7,
ICE LIBOR USD 1 Month + 0.9000%, 2.9248%, 2/25/50 (144A)‡	3,334,000	3,327,546
JP Morgan Mortgage Trust 2019-LTV2,
ICE LIBOR USD 1 Month + 0.9000%, 2.9184%, 12/25/49 (144A)‡	4,714,669	4,695,587

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 2.8684%, 11/25/51 (144A)‡	$22,814,000	$22,824,371
New Residential Mortgage Loan Trust 2018-2, 4.5000%, 2/25/58 (144A)‡	6,520,218	6,863,312
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	2,548,000	2,630,675
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	2,767,000	2,860,992
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	13,359,000	13,536,021
Santander Drive Auto Receivables Trust 2018-1, 4.3700%, 5/15/25 (144A)	21,900,000	22,218,733
Sequoia Mortgage Trust 2018-7 A19, 4.0000%, 9/25/48 (144A)‡	2,434,812	2,467,251
Station Place Securitization Trust Series 2019-10, 2.9365%, 10/24/20	15,770,000	15,770,000
Station Place Securitization Trust Series 2019-4, 2.9365%, 6/24/20‡	16,779,000	16,791,208
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.2000%, 3.2184%, 8/25/52 (144A)‡	1,190,000	1,190,980
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.4000%, 3.4184%, 8/25/52 (144A)‡	2,368,000	2,369,947
Towd Point Asset Funding, LLC 2019-HE1 A1,
ICE LIBOR USD 1 Month + 0.9000%, 2.9184%, 4/25/48 (144A)‡	7,639,283	7,642,629
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 6.2863%, 5/15/46‡	1,278,248	1,298,503
Wells Fargo Mortgage Backed Securities 2018-1, 3.5000%, 7/25/47 (144A)‡	1,735,032	1,753,622
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	2,574,150	2,588,247
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	716,243	735,630
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $323,766,512)		328,051,873
Corporate Bonds – 48.5%
Banking – 3.7%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0600%, 3.5590%, 4/23/27‡	16,891,000	17,831,272
Bank of America Corp, ICE LIBOR USD 3 Month + 1.2100%, 3.9740%, 2/7/30‡	12,403,000	13,578,239
Bank of Montreal, 3.3000%, 2/5/24	7,714,000	8,027,905
CIT Bank NA, SOFR + 1.7150%, 2.9690%, 9/27/25‡	3,683,000	3,687,604
Citizens Financial Group Inc, 3.7500%, 7/1/24	6,340,000	6,539,990
Citizens Financial Group Inc, 4.3500%, 8/1/25	4,365,000	4,669,594
Citizens Financial Group Inc, 4.3000%, 12/3/25	5,526,000	5,909,468
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	19,621,000	21,235,128
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3300%, 4.4520%, 12/5/29‡	4,147,000	4,690,905
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.1600%, 3.7020%, 5/6/30‡	10,693,000	11,470,288
Morgan Stanley, 3.9500%, 4/23/27	11,088,000	11,717,210
Morgan Stanley, ICE LIBOR USD 3 Month + 1.6280%, 4.4310%, 1/23/30‡	8,804,000	9,892,612
SVB Financial Group, 5.3750%, 9/15/20	8,244,000	8,490,182
Synchrony Financial, 2.8500%, 7/25/22	1,161,000	1,171,233
Synchrony Financial, 4.3750%, 3/19/24	1,911,000	2,028,013
Synchrony Financial, 3.9500%, 12/1/27	8,995,000	9,222,731
Synchrony Financial, 5.1500%, 3/19/29	8,367,000	9,281,044
		149,443,418
Basic Industry – 3.7%
Allegheny Technologies Inc, 5.9500%, 1/15/21	13,332,000	13,623,637
CF Industries Inc, 4.5000%, 12/1/26 (144A)	46,000	50,191
Constellium NV, 5.7500%, 5/15/24 (144A)	10,178,000	10,457,895
Freeport-McMoRan Inc, 3.5500%, 3/1/22	18,993,000	19,040,482
Freeport-McMoRan Inc, 3.8750%, 3/15/23	12,009,000	12,099,067
Freeport-McMoRan Inc, 5.0000%, 9/1/27	6,695,000	6,669,894
Freeport-McMoRan Inc, 5.2500%, 9/1/29	6,350,000	6,332,791
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	20,612,000	20,952,626
Novelis Corp, 5.8750%, 9/30/26 (144A)	15,090,000	15,825,637
Nutrien Ltd, 4.2000%, 4/1/29	2,174,000	2,393,843
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	11,297,000	11,935,137
Steel Dynamics Inc, 5.5000%, 10/1/24	2,913,000	2,989,612
WRKCo Inc, 3.7500%, 3/15/25	646,000	680,103
WRKCo Inc, 4.6500%, 3/15/26	3,920,000	4,303,238
WRKCo Inc, 3.3750%, 9/15/27	994,000	1,011,364
WRKCo Inc, 4.0000%, 3/15/28	1,284,000	1,367,786
WRKCo Inc, 4.9000%, 3/15/29	16,657,000	18,838,349
		148,571,652
Beverages – 0.2%
Diageo Capital PLC, 2.3750%, 10/24/29	9,739,000	9,650,959
Brokerage – 0.7%
Cboe Global Markets Inc, 3.6500%, 1/12/27	10,667,000	11,347,162
Raymond James Financial Inc, 5.6250%, 4/1/24	3,597,000	4,059,725
Raymond James Financial Inc, 4.9500%, 7/15/46	11,466,000	13,708,426
		29,115,313
Capital Goods – 2.8%
Ball Corp, 4.3750%, 12/15/20	7,775,000	7,934,465
Boeing Co, 2.2500%, 6/15/26	2,239,000	2,233,842
Boeing Co, 3.2500%, 3/1/28	2,012,000	2,115,353
Boeing Co, 3.2000%, 3/1/29	14,858,000	15,602,200
Boeing Co, 3.6000%, 5/1/34	10,527,000	11,420,823
Entegris Inc, 4.6250%, 2/10/26 (144A)	5,730,000	5,930,550

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	$18,746,000	$19,636,435
Wabtec Corp, 4.4000%, 3/15/24	10,368,000	11,043,284
Wabtec Corp, 3.4500%, 11/15/26	10,951,000	11,069,408
Wabtec Corp, 4.9500%, 9/15/28	23,516,000	25,951,643
		112,938,003
Communications – 7.1%
AT&T Inc, 3.6000%, 7/15/25	912,000	960,395
AT&T Inc, 4.3500%, 3/1/29	18,965,000	20,958,851
AT&T Inc, 4.8500%, 3/1/39	7,686,000	8,712,165
AT&T Inc, 4.7500%, 5/15/46	8,438,000	9,363,321
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	7,854,000	7,860,283
CenturyLink Inc, 6.4500%, 6/15/21	7,092,000	7,446,600
CenturyLink Inc, 5.8000%, 3/15/22	3,791,000	3,994,766
Charter Communications Operating LLC / Charter Communications Operating Capital,
5.0500%, 3/30/29	19,107,000	21,381,202
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.4840%, 10/23/45	2,062,000	2,512,538
Charter Communications Operating LLC / Charter Communications Operating Capital,
5.3750%, 5/1/47	1,649,000	1,794,428
Charter Communications Operating LLC / Charter Communications Operating Capital,
5.7500%, 4/1/48	7,172,000	8,173,105
Comcast Corp, 3.1500%, 3/1/26	3,324,000	3,481,577
Comcast Corp, 4.1500%, 10/15/28	2,499,000	2,803,934
Comcast Corp, 4.2500%, 10/15/30	8,080,000	9,196,722
Comcast Corp, 4.6000%, 10/15/38	8,352,000	10,007,909
Comcast Corp, 4.9500%, 10/15/58	2,696,000	3,458,872
Crown Castle International Corp, 3.6500%, 9/1/27	4,885,000	5,175,181
Crown Castle International Corp, 4.3000%, 2/15/29	6,074,000	6,707,843
Crown Castle International Corp, 3.1000%, 11/15/29	11,224,000	11,328,639
Crown Castle International Corp, 5.2000%, 2/15/49	7,694,000	9,552,425
CSC Holdings LLC, 6.5000%, 2/1/29 (144A)	9,277,000	10,311,154
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	12,186,000	12,735,832
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	7,665,000	7,952,437
Netflix Inc, 4.3750%, 11/15/26	5,413,000	5,483,640
Netflix Inc, 5.8750%, 11/15/28	1,067,000	1,159,082
Netflix Inc, 5.3750%, 11/15/29 (144A)	4,759,000	4,949,360
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	8,317,000	8,878,397
T-Mobile USA Inc, 6.3750%, 3/1/25	10,987,000	11,382,093
UBM PLC, 5.7500%, 11/3/20 (144A)	17,622,000	18,168,046
Verizon Communications Inc, 2.6250%, 8/15/26	8,273,000	8,380,376
Verizon Communications Inc, 4.3290%, 9/21/28	13,705,000	15,545,791
Verizon Communications Inc, 3.8750%, 2/8/29	2,649,000	2,909,242
Verizon Communications Inc, 4.8620%, 8/21/46	3,670,000	4,487,361
Verizon Communications Inc, 4.5220%, 9/15/48	1,355,000	1,600,105
Verizon Communications Inc, 5.0120%, 8/21/54	5,705,000	7,185,821
Viacom Inc, 5.8500%, 9/1/43	10,172,000	12,510,089
		288,509,582
Consumer Cyclical – 4.2%
AutoZone Inc, 3.7500%, 4/18/29	9,334,000	10,018,782
Ford Motor Credit Co LLC, 4.3890%, 1/8/26	8,267,000	8,228,281
Ford Motor Credit Co LLC, 3.8150%, 11/2/27	11,733,000	11,126,804
Ford Motor Credit Co LLC, 5.1130%, 5/3/29	10,649,000	10,725,835
General Motors Co, 5.0000%, 10/1/28	6,985,000	7,425,823
General Motors Financial Co Inc, 4.3500%, 4/9/25	5,880,000	6,131,384
General Motors Financial Co Inc, 4.3000%, 7/13/25	1,995,000	2,075,862
General Motors Financial Co Inc, 4.3500%, 1/17/27	3,566,000	3,667,964
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	1,552,000	1,560,846
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	3,179,000	3,501,764
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	3,689,000	4,062,511
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	10,460,000	10,511,986
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	4,660,000	4,963,699
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	12,735,000	13,817,475
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	4,838,000	5,094,414
Lowe's Cos Inc, 3.6500%, 4/5/29	7,131,000	7,626,481
McDonald's Corp, 2.6250%, 9/1/29	9,768,000	9,732,612
McDonald's Corp, 3.6250%, 9/1/49	4,975,000	5,033,541
MDC Holdings Inc, 5.5000%, 1/15/24#	8,694,000	9,498,195
MGM Resorts International, 6.6250%, 12/15/21	3,198,000	3,468,231
MGM Resorts International, 7.7500%, 3/15/22	2,885,000	3,227,623

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
O'Reilly Automotive Inc, 3.6000%, 9/1/27	$217,000	$230,980
O'Reilly Automotive Inc, 4.3500%, 6/1/28	1,675,000	1,872,207
O'Reilly Automotive Inc, 3.9000%, 6/1/29	9,792,000	10,718,497
Service Corp International/US, 5.1250%, 6/1/29	7,004,000	7,485,525
Starbucks Corp, 4.4500%, 8/15/49	6,389,000	7,416,762
		169,224,084
Consumer Non-Cyclical – 9.7%
Allergan Finance LLC, 3.2500%, 10/1/22	7,142,000	7,296,696
Allergan Funding SCS, 3.4500%, 3/15/22	10,007,000	10,256,180
Allergan Funding SCS, 3.8000%, 3/15/25	6,294,000	6,591,391
Allergan Inc/United States, 2.8000%, 3/15/23	733,000	739,796
Anheuser-Busch InBev Worldwide Inc, 4.7500%, 1/23/29	15,381,000	17,911,274
Bausch Health Cos Inc, 7.0000%, 3/15/24 (144A)	8,189,000	8,606,311
Boston Scientific Corp, 3.7500%, 3/1/26	4,802,000	5,134,298
Boston Scientific Corp, 4.0000%, 3/1/29	4,162,000	4,601,366
Boston Scientific Corp, 4.7000%, 3/1/49	3,738,000	4,577,093
Bristol-Myers Squibb Co, 3.4000%, 7/26/29 (144A)	4,471,000	4,780,464
Bristol-Myers Squibb Co, 4.1250%, 6/15/39 (144A)	3,228,000	3,660,212
Bristol-Myers Squibb Co, 4.2500%, 10/26/49 (144A)	5,545,000	6,457,004
Campbell Soup Co, 3.9500%, 3/15/25	3,666,000	3,886,751
Campbell Soup Co, 4.1500%, 3/15/28	7,871,000	8,477,125
Campbell Soup Co, 4.8000%, 3/15/48	8,152,000	9,195,472
Cigna Corp, 3.7500%, 7/15/23	7,042,000	7,364,453
Cigna Corp, ICE LIBOR USD 3 Month + 0.8900%, 3.1934%, 7/17/23‡	116,000	116,262
CVS Health Corp, 4.7500%, 12/1/22	4,167,000	4,444,190
CVS Health Corp, 4.1000%, 3/25/25	15,956,000	17,037,746
CVS Health Corp, 3.0000%, 8/15/26	1,152,000	1,157,505
CVS Health Corp, 4.3000%, 3/25/28	7,948,000	8,596,656
CVS Health Corp, 3.2500%, 8/15/29	1,862,000	1,872,193
CVS Health Corp, 5.0500%, 3/25/48	6,470,000	7,357,894
Elanco Animal Health Inc, 4.2720%, 8/28/23	4,184,000	4,392,659
Elanco Animal Health Inc, 4.9000%, 8/28/28	4,504,000	4,914,082
General Mills Inc, 4.2000%, 4/17/28	12,922,000	14,409,378
GlaxoSmithKline Capital PLC, 3.3750%, 6/1/29	11,031,000	11,841,951
HCA Inc, 4.5000%, 2/15/27	10,388,000	11,139,826
HCA Inc, 4.1250%, 6/15/29	24,429,000	25,578,700
HCA Inc, 5.1250%, 6/15/39	4,343,000	4,749,635
HCA Inc, 5.2500%, 6/15/49	6,316,000	6,934,779
IQVIA Inc, 5.0000%, 5/15/27 (144A)	5,652,000	5,920,470
JBS USA LUX SA / JBS USA Finance Inc, 5.8750%, 7/15/24 (144A)	2,536,000	2,612,207
JBS USA LUX SA / JBS USA Finance Inc, 5.7500%, 6/15/25 (144A)	4,557,000	4,747,574
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	1,401,000	1,551,608
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	1,993,000	2,212,230
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	10,315,000	11,585,149
Keurig Dr Pepper Inc, 5.0850%, 5/25/48	4,115,000	4,858,456
Kraft Heinz Foods Co, 3.0000%, 6/1/26	19,473,000	19,266,852
Kraft Heinz Foods Co, 4.6250%, 1/30/29	3,597,000	3,894,361
Kraft Heinz Foods Co, 3.7500%, 4/1/30 (144A)	4,712,000	4,757,215
Kraft Heinz Foods Co, 4.6250%, 10/1/39 (144A)	2,411,000	2,424,756
Kraft Heinz Foods Co, 5.0000%, 6/4/42	2,962,000	3,055,439
Kraft Heinz Foods Co, 4.3750%, 6/1/46	8,145,000	7,732,632
Kraft Heinz Foods Co, 4.8750%, 10/1/49 (144A)	4,821,000	4,865,518
Life Technologies Corp, 6.0000%, 3/1/20	12,432,000	12,621,858
Mars Inc, 2.7000%, 4/1/25 (144A)	4,814,000	4,940,179
Mars Inc, 3.2000%, 4/1/30 (144A)	5,850,000	6,190,398
Mars Inc, 3.9500%, 4/1/49 (144A)	8,064,000	9,198,636
Mars Inc, 4.2000%, 4/1/59 (144A)	5,120,000	5,911,062
Mondelez International Holdings Netherlands BV, 2.2500%, 9/19/24 (144A)	8,257,000	8,226,101
Mylan Inc, 4.5500%, 4/15/28	3,152,000	3,357,642
Newell Brands Inc, 4.2000%, 4/1/26	11,846,000	12,374,675
Newell Brands Inc, 5.3750%, 4/1/36	12,727,000	13,576,785
		389,961,145
Electric – 3.3%
NRG Energy Inc, 3.7500%, 6/15/24 (144A)	10,759,000	11,072,267
NRG Energy Inc, 7.2500%, 5/15/26	14,976,000	16,402,464
NRG Energy Inc, 6.6250%, 1/15/27	5,438,000	5,891,257
NRG Energy Inc, 5.7500%, 1/15/28	2,108,000	2,266,100
NRG Energy Inc, 4.4500%, 6/15/29 (144A)	10,367,000	10,803,552
NRG Energy Inc, 5.2500%, 6/15/29 (144A)	4,192,000	4,507,658
Oncor Electric Delivery Co LLC, 2.7500%, 6/1/24 (144A)	8,504,000	8,732,718
Oncor Electric Delivery Co LLC, 3.7000%, 11/15/28 (144A)	6,785,000	7,472,818
Oncor Electric Delivery Co LLC, 3.8000%, 6/1/49 (144A)	9,340,000	10,479,235

PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	9,144,000	9,435,444
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Electric – (continued)
Southern Co, 2.9500%, 7/1/23	$9,228,000	$9,418,955
Vistra Operations Co LLC, 5.5000%, 9/1/26 (144A)	4,246,000	4,442,165
Vistra Operations Co LLC, 5.6250%, 2/15/27 (144A)	16,268,000	17,116,864
Vistra Operations Co LLC, 5.0000%, 7/31/27 (144A)	13,830,000	14,240,474
		132,281,971
Energy – 5.4%
AmeriGas Partners LP / AmeriGas Finance Corp, 5.6250%, 5/20/24	385,000	412,191
AmeriGas Partners LP / AmeriGas Finance Corp, 5.5000%, 5/20/25	14,990,000	16,095,512
Cenovus Energy Inc, 4.2500%, 4/15/27	3,383,000	3,527,371
Cheniere Energy Partners LP, 5.6250%, 10/1/26	4,567,000	4,846,272
Continental Resources Inc/OK, 5.0000%, 9/15/22	11,444,000	11,544,822
Continental Resources Inc/OK, 4.5000%, 4/15/23	7,184,000	7,462,697
Energy Transfer Operating LP, 4.2500%, 3/15/23	7,131,000	7,450,752
Energy Transfer Operating LP, 5.8750%, 1/15/24	5,955,000	6,621,042
Energy Transfer Operating LP, 5.5000%, 6/1/27	1,095,000	1,236,751
Energy Transfer Operating LP, 6.1250%, 12/15/45	4,357,000	5,108,827
Energy Transfer Operating LP, 6.0000%, 6/15/48	8,759,000	10,354,421
EQM Midstream Partners LP, 5.5000%, 7/15/28	10,672,000	10,675,486
Exxon Mobil Corp, 2.4400%, 8/16/29	12,975,000	13,094,190
Exxon Mobil Corp, 3.0950%, 8/16/49	14,099,000	14,189,441
Hess Corp, 4.3000%, 4/1/27	19,974,000	20,871,920
HollyFrontier Corp, 5.8750%, 4/1/26	8,501,000	9,519,136
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	4,872,000	5,095,364
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	2,642,000	2,871,366
Kinder Morgan Inc/DE, 5.5500%, 6/1/45	1,844,000	2,176,066
Kinder Morgan Inc/DE, 5.2000%, 3/1/48	2,800,000	3,226,438
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	14,435,000	14,963,898
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	12,863,000	13,790,503
NuStar Logistics LP, 5.6250%, 4/28/27	6,247,000	6,598,394
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	14,116,000	15,102,691
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
4.7500%, 10/1/23 (144A)	9,862,000	9,886,655
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 9/15/24 (144A)	3,629,000	3,610,855
		220,333,061
Finance Companies – 0.3%
GE Capital International Funding Co Unlimited Co, 4.4180%, 11/15/35	10,811,000	11,339,777
Financial Institutions – 0.4%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	15,481,000	16,110,124
Government Sponsored – 0.1%
Petroleos Mexicanos, 6.8400%, 1/23/30 (144A)	2,178,000	2,252,488
Petroleos Mexicanos, 7.6900%, 1/23/50 (144A)	1,992,000	2,077,258
		4,329,746
Industrial Conglomerates – 0.5%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	20,370,000	19,326,037
Insurance – 0.5%
Brown & Brown Inc, 4.5000%, 3/15/29	4,844,000	5,277,332
Centene Corp, 6.1250%, 2/15/24	11,606,000	12,101,576
Humana Inc, 3.1250%, 8/15/29	2,042,000	2,040,616
		19,419,524
Real Estate Investment Trusts (REITs) – 0.3%
Reckson Operating Partnership LP, 7.7500%, 3/15/20	10,996,000	11,252,192
Technology – 5.6%
Broadcom Corp / Broadcom Cayman Finance Ltd, 3.8750%, 1/15/27	1,161,000	1,167,001
Broadcom Inc, 4.2500%, 4/15/26 (144A)	6,548,000	6,764,845
Broadcom Inc, 4.7500%, 4/15/29 (144A)	6,133,000	6,482,503
Cadence Design Systems Inc, 4.3750%, 10/15/24	20,277,000	21,847,069
CommScope Inc, 5.5000%, 3/1/24 (144A)	4,226,000	4,347,497
CommScope Inc, 6.0000%, 3/1/26 (144A)	7,861,000	8,134,563
Dell International LLC / EMC Corp, 5.3000%, 10/1/29 (144A)	3,756,000	4,086,860
Fidelity National Information Services Inc, 5.0000%, 10/15/25	4,058,000	4,612,930
Fidelity National Information Services Inc, 3.7500%, 5/21/29	2,969,000	3,221,509
Global Payments Inc, 3.2000%, 8/15/29	2,646,000	2,680,072
Global Payments Inc, 4.1500%, 8/15/49	1,991,000	2,087,650
Juniper Networks Inc, 3.7500%, 8/15/29	4,606,000	4,625,450
Lam Research Corp, 4.0000%, 3/15/29	1,770,000	1,952,382
Marvell Technology Group Ltd, 4.2000%, 6/22/23	3,463,000	3,629,974
Marvell Technology Group Ltd, 4.8750%, 6/22/28	13,963,000	15,510,780
Micron Technology Inc, 5.5000%, 2/1/25	3,235,000	3,324,533
Micron Technology Inc, 4.9750%, 2/6/26	4,216,000	4,541,279
Micron Technology Inc, 5.3270%, 2/6/29	8,630,000	9,486,292
PayPal Holdings Inc, 2.4000%, 10/1/24	4,556,000	4,571,133

PayPal Holdings Inc, 2.6500%, 10/1/26	13,622,000	13,680,943
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
PayPal Holdings Inc, 2.8500%, 10/1/29	$16,041,000	$16,092,593
Qorvo Inc, 5.5000%, 7/15/26	7,154,000	7,556,412
Qorvo Inc, 4.3750%, 10/15/29 (144A)	3,227,000	3,249,186
Total System Services Inc, 4.8000%, 4/1/26	18,860,000	20,957,824
Trimble Inc, 4.7500%, 12/1/24	19,181,000	20,589,586
Trimble Inc, 4.9000%, 6/15/28	19,142,000	20,773,131
Verisk Analytics Inc, 5.5000%, 6/15/45	6,770,000	8,394,445
		224,368,442
Total Corporate Bonds (cost $1,845,542,816)		1,956,175,030
Mortgage-Backed Securities – 26.7%
Fannie Mae:
3.0000%, 8/25/33	16,258,000	16,618,928
4.0000%, 9/25/48	19,172,319	19,893,965
4.5000%, 10/25/48	7,518,000	7,914,800
		44,427,693
Fannie Mae Pool:
6.0000%, 2/1/37	1,373,750	1,607,217
3.5000%, 10/1/42	6,839,844	7,188,247
4.5000%, 11/1/42	3,389,495	3,676,195
3.5000%, 12/1/42	15,487,398	16,276,283
3.0000%, 2/1/43	552,731	568,499
3.5000%, 2/1/43	21,693,296	22,798,291
3.5000%, 4/1/44	7,972,921	8,443,279
5.0000%, 7/1/44	9,531,698	10,466,075
4.5000%, 10/1/44	6,912,639	7,699,563
4.5000%, 3/1/45	10,836,439	12,070,041
4.5000%, 6/1/45	6,474,150	6,982,847
3.5000%, 12/1/45	7,396,185	7,841,749
4.5000%, 2/1/46	13,286,194	14,410,005
3.5000%, 7/1/46	13,635,461	14,340,673
3.5000%, 7/1/46	42,589	44,594
3.5000%, 8/1/46	138,837	144,891
4.0000%, 10/1/46	513,366	555,688
3.0000%, 11/1/46	2,926,856	3,010,689
3.0000%, 11/1/46	2,844,179	2,925,643
3.0000%, 11/1/46	37,028	37,924
3.0000%, 2/1/47	20,665,681	21,289,875
4.0000%, 5/1/47	3,942,316	4,128,945
4.5000%, 5/1/47	2,330,060	2,522,334
4.5000%, 5/1/47	1,963,000	2,100,035
4.5000%, 5/1/47	1,851,261	1,991,134
4.5000%, 5/1/47	1,425,754	1,525,284
4.5000%, 5/1/47	1,383,659	1,497,837
4.5000%, 5/1/47	1,096,193	1,179,016
4.5000%, 5/1/47	701,352	754,343
4.5000%, 5/1/47	473,998	513,111
4.5000%, 5/1/47	410,176	444,023
4.0000%, 6/1/47	2,355,419	2,466,925
4.0000%, 6/1/47	1,162,066	1,219,885
4.0000%, 6/1/47	1,091,579	1,143,254
4.0000%, 6/1/47	584,879	612,567
4.5000%, 6/1/47	7,903,705	8,381,716
4.5000%, 6/1/47	809,865	876,694
4.0000%, 7/1/47	1,929,207	2,020,536
4.0000%, 7/1/47	1,725,423	1,807,104
4.0000%, 7/1/47	810,818	849,202
4.0000%, 7/1/47	531,082	556,224
4.5000%, 7/1/47	5,870,287	6,225,319
4.5000%, 7/1/47	4,729,315	5,015,341
4.5000%, 7/1/47	4,584,553	4,861,823
3.5000%, 8/1/47	6,079,169	6,292,562
3.5000%, 8/1/47	21,621	22,558
4.0000%, 8/1/47	10,309,693	10,797,755
4.0000%, 8/1/47	3,548,601	3,716,592
4.0000%, 8/1/47	2,250,350	2,356,881
4.0000%, 8/1/47	959,952	1,005,396
4.0000%, 8/1/47	200,005	211,566
4.5000%, 8/1/47	7,015,184	7,439,458
4.5000%, 8/1/47	1,425,172	1,511,365
4.0000%, 9/1/47	951,259	996,292
4.5000%, 9/1/47	6,042,267	6,407,700
4.5000%, 9/1/47	4,366,369	4,630,444

4.5000%, 9/1/47	3,744,374	3,970,831
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 10/1/47	$4,979,459	$5,215,187
4.0000%, 10/1/47	4,085,939	4,279,367
4.0000%, 10/1/47	4,032,313	4,223,203
4.0000%, 10/1/47	2,604,310	2,727,598
4.0000%, 10/1/47	2,120,056	2,220,420
4.5000%, 10/1/47	1,067,173	1,131,715
4.5000%, 10/1/47	394,542	418,403
4.0000%, 11/1/47	9,141,564	9,669,942
4.0000%, 11/1/47	5,829,685	6,105,662
4.0000%, 11/1/47	1,805,672	1,891,152
4.5000%, 11/1/47	4,594,787	4,872,677
3.5000%, 12/1/47	30,792,036	32,126,117
3.5000%, 1/1/48	15,161,612	15,818,496
4.0000%, 1/1/48	2,304,911	2,456,886
4.0000%, 3/1/48	2,020,117	2,151,247
4.5000%, 3/1/48	6,487,963	6,876,443
3.5000%, 4/1/48	10,633,014	11,093,695
4.0000%, 4/1/48	4,267,684	4,544,707
4.0000%, 4/1/48	49,632	52,500
4.5000%, 4/1/48	5,235,644	5,549,138
4.0000%, 5/1/48	20,869,745	21,731,825
4.0000%, 5/1/48	17,422,286	18,141,959
4.5000%, 5/1/48	4,095,188	4,340,395
4.5000%, 5/1/48	3,809,883	4,038,007
4.0000%, 6/1/48	8,776,581	9,139,121
4.5000%, 6/1/48	4,259,299	4,514,333
4.0000%, 7/1/48	29,506,496	30,725,340
4.0000%, 10/1/48	19,213	20,271
3.5000%, 1/1/49	10,126,604	10,545,914
4.0000%, 2/1/49	4,877,530	5,079,010
4.0000%, 5/1/49	5,182,543	5,513,413
3.0000%, 8/1/49	2,984,550	3,067,539
3.0000%, 8/1/49	851,831	875,517
4.0000%, 9/1/49	5,552,000	5,795,387
3.5000%, 8/1/56	31,740,249	33,431,826
3.0000%, 2/1/57	16,202,927	16,644,666
		561,459,398
Freddie Mac Gold Pool:
3.0000%, 2/1/31	3,314,098	3,401,089
2.5000%, 11/1/31	850,794	862,084
2.5000%, 12/1/31	1,013,816	1,027,342
4.5000%, 8/1/38	59,176	62,725
4.5000%, 10/1/38	9,243	9,797
4.5000%, 11/1/38	8,920,495	9,455,430
6.0000%, 4/1/40	2,511,989	2,951,032
3.5000%, 2/1/43	6,310,879	6,611,549
3.5000%, 2/1/44	8,646,868	9,058,831
4.5000%, 5/1/44	6,455,888	6,966,621
3.5000%, 12/1/44	110,413	115,674
3.0000%, 1/1/46	175,859	182,320
4.0000%, 2/1/46	6,192,666	6,541,799
3.0000%, 10/1/46	25,003,968	25,649,088
3.5000%, 2/1/47	18,251,593	19,056,052
3.5000%, 4/1/47	94,596	99,532
3.0000%, 9/1/47	27,891,856	28,609,526
3.5000%, 9/1/47	22,379,636	23,437,713
3.5000%, 9/1/47	6,451,328	6,681,393
3.5000%, 9/1/47	78,559	81,355
3.5000%, 9/1/47	44,218	45,795
3.5000%, 12/1/47	25,473,270	26,792,556
3.5000%, 3/1/48	6,431,916	6,721,454
3.5000%, 4/1/48	2,018,310	2,109,165
4.5000%, 7/1/48	10,149,577	10,732,601
3.5000%, 8/1/48	24,842,945	25,961,268
4.5000%, 8/1/48	83,237	88,081
5.0000%, 9/1/48	1,405,761	1,507,718
3.5000%, 11/1/48	31,479,458	32,965,648
4.0000%, 1/1/49	103,646	111,361
		257,896,599
Freddie Mac Pool:
2.5000%, 12/1/33	18,123,712	18,356,211
2.5000%, 12/1/33	10,146,173	10,261,728
4.0000%, 5/1/46	3,948,773	4,164,105

4.0000%, 3/1/47	20,484	21,708
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
4.0000%, 5/1/48	$25,360,832	$26,408,593
4.0000%, 5/1/48	12,410,787	12,923,528
4.0000%, 6/1/48	6,180,234	6,435,565
4.0000%, 8/1/48	26,329,830	28,039,211
4.0000%, 8/1/48	38,889	40,446
3.5000%, 7/1/49	4,861,511	5,004,184
3.0000%, 8/1/49	2,957,553	3,029,636
3.0000%, 8/1/49	968,503	995,433
3.5000%, 8/1/49	2,268,664	2,330,730
3.5000%, 8/1/49	1,492,260	1,554,844
3.5000%, 8/1/49	633,151	650,473
3.0000%, 9/1/49	1,109,512	1,127,029
3.5000%, 9/1/49	2,342,470	2,411,216
3.5000%, 9/1/49	1,767,000	1,818,857
3.5000%, 9/1/49	271,042	282,409
3.0000%, 10/1/49	1,559,319	1,583,691
3.0000%, 10/1/49	763,220	775,269
		128,214,866
Ginnie Mae:
4.5000%, 7/20/48	46,046,000	48,115,768
Ginnie Mae I Pool:
4.0000%, 7/15/47	15,279,136	16,125,588
4.0000%, 8/15/47	2,703,670	2,853,451
4.0000%, 11/15/47	4,927,123	5,200,081
4.0000%, 12/15/47	6,683,539	7,053,801
		31,232,921
Ginnie Mae II Pool:
4.0000%, 8/20/47	656,306	694,340
4.0000%, 8/20/47	439,269	466,983
4.5000%, 5/20/48	3,050,466	3,184,695
		4,346,018
Total Mortgage-Backed Securities (cost $1,055,997,205)		1,075,693,263
United States Treasury Notes/Bonds – 15.2%
2.3750%, 4/30/20	20,112,000	20,169,351
2.1250%, 5/31/21	35,885,000	36,127,504
2.8750%, 11/30/23	7,715,000	8,119,435
2.6250%, 12/31/23	1,635,000	1,705,701
2.5000%, 1/31/24	10,246,000	10,643,433
2.3750%, 2/29/24	110,050,000	113,923,847
2.1250%, 3/31/24	9,380,000	9,607,905
2.0000%, 5/31/24	89,531,000	91,332,112
1.7500%, 6/30/24	21,199,000	21,382,007
1.7500%, 7/31/24	32,564,000	32,857,839
1.6250%, 2/15/26	7,075,000	7,078,040
2.3750%, 5/15/29	58,160,800	61,779,947
1.6250%, 8/15/29	22,641,000	22,542,830
3.0000%, 2/15/49	33,171,000	39,582,332
2.8750%, 5/15/49	25,751,000	30,058,257
2.2500%, 8/15/49	103,609,000	106,664,656
Total United States Treasury Notes/Bonds (cost $598,613,114)		613,575,196
Preferred Stocks – 0.3%
Semiconductor & Semiconductor Equipment – 0.3%
Broadcom Inc, 8.0000%, 9/30/22 (cost $11,271,000)	11,271	11,569,681
Investment Companies – 3.9%
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº,£	3,659,108	3,659,108
Money Markets – 3.8%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£	154,465,398	154,465,398
Total Investment Companies (cost $158,124,506)		158,124,506
Total Investments (total cost $3,993,315,153) – 102.7%		4,143,189,549
Liabilities, net of Cash, Receivables and Other Assets – (2.7)%		(108,531,869)
Net Assets – 100%		$4,034,657,680

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,057,723,969	97.9%

United Kingdom	49,096,400	1.2
Belgium	17,911,274	0.4
Canada	14,128,160	0.4
Mexico	4,329,746	0.1

Total	$4,143,189,549	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 3.9%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	$16,461∆	$-	$-	$3,659,108
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	820,932	(16,576)	4,133	154,465,398
Total Affiliated Investments - 3.9%	$837,393	$(16,576)	$4,133	$158,124,506

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 3.9%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	16,551,888	65,759,507	(78,652,287)	3,659,108
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	136,587,962	849,137,180	(831,259,744)	154,465,398

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $641,082,303, which represents 15.9% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

#	Loaned security; a portion of the security is on loan at September 30, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$328,051,873	$-
Corporate Bonds	-	1,956,175,030	-
Mortgage-Backed Securities	-	1,075,693,263	-
United States Treasury Notes/Bonds	-	613,575,196	-
Preferred Stocks	-	11,569,681	-
Investment Companies	-	158,124,506	-
Total Assets	$-	$4,143,189,549	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.